Cover Page	Jan. 31, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Tompkins Financial Corp
Entity Incorporation, State or Country Code	NY
Entity File Number	1-12709
Entity Tax Identification Number	16-1482357
Entity Address, Address Line One	118 E. Seneca Street,
Entity Address, Address Line Two	PO Box 460,
Entity Address, City or Town	Ithaca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14851
City Area Code	(607)
Local Phone Number	273-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	TMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001005817
Amendment Flag	false